FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 9—FAIR VALUE MEASUREMENTS

Cash equivalents and restricted cash equivalents are classified as Level 1 as they have readily available market prices in an active market. The preferred stock, as defined below, is classified as Level 3 and is valued using its cost basis, which approximates fair value. The following summarizes the financial instruments of the Company at fair value based on the valuation approach applied to each class of security as of September 30, 2014 and December 31, 2013 (in thousands):

	Fair Value Measurement at Reporting Date Using
	Balance at September 30, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash equivalents:
Money market funds	$10,013	$10,013	$—	$—
Restricted cash equivalents:
Money market funds	14,214	14,214	—	—
Restricted cash equivalents, net of current portion:
Money market funds	14,214	14,214	—	—
Long-term investments and other assets, net
Preferred stock	3,000	—	—	3,000

Total assets	$41,441	$38,441	$—	$3,000

	Fair Value Measurement at Reporting Date Using
	Balance at December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash equivalents:
Money market funds	$10,002	$10,002	$—	$—
Restricted cash equivalents:
Money market funds	14,214	14,214	—	—
Restricted cash equivalents, net of current portion:
Money market funds	14,214	14,214	—	—

Total assets	$38,430	$38,430	$—	$—

The carrying amounts of the Company’s accounts receivable, accounts payable and accrued and other liabilities approximate their fair values due to their short maturities.

On February 19, 2014, the Company invested $3.0 million in a convertible note (“Convertible Note”) of a privately held company (“Investee”) not affiliated with the Company. The Convertible Note had a stated maturity date of February 19, 2015 and bore interest equal to the greater of (a) 0.5% or (b) annual interest rates established for federal income tax purposes by the Internal Revenue Service. The outstanding principal and accrued interest balance of the Convertible Note converted to preferred stock (“preferred stock”) of the Investee on August 29, 2014, under the terms of the agreement. The preferred stock has been classified as available-for-sale and measured at fair value in accordance with ASC 320, Investments—Debt and Equity Securities, with remeasurement occurring at the end of each reporting period and any changes in fair value included in other comprehensive income. As of September 30, 2014, the estimated aggregate fair value of the preferred stock was equal to its cost of $3.0 million and was considered a Level 3 measurement and is included in long-term investments and other assets, net in the accompanying unaudited condensed consolidated balance sheet as of September 30, 2014. There were no gains or losses recognized for the nine months ended September 30, 2014 associated with this investment.

The fair market value of the Company’s Senior Secured Notes was approximately $898.4 million and $941.2 million as of September 30, 2014 and December 31, 2013, respectively. The carrying value of the Company’s Senior Secured Notes was $925.0 million as of September 30, 2014 and December 31, 2013. The Company’s Senior Notes had a fair market value of approximately $846.3 million and $844.5 million as of September 30, 2014 and December 31, 2013, respectively, and a carrying amount of $930.0 million and $830.0 million as of September 30, 2014 and December 31, 2013, respectively. The fair value of the Senior Secured Notes and the Senior Notes was considered a Level 2 measurement as the value was determined using observable market inputs, such as current interest rates as well as prices observable from less active markets.

In connection with the Wildfire acquisition, the fair value of intangible assets was considered a Level 3 measurement and was determined using the income and market approach. Key assumptions used in the determination of the fair value include estimated earnings and discount rates between 12% and 20%.

In connection with the Space Monkey acquisition, the fair value of intangible assets was considered a Level 3 measurement and was determined using the income approach. Key assumptions used in the determination of the fair value include an internal rate of return and a weighted average cost of capital of 25% and 20%, respectively.

NOTE 11—FAIR VALUE MEASUREMENTS

Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, accounting guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels. These levels, in order of highest priority to lowest priority, are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available.

Cash equivalents and restricted cash equivalents are classified as Level 1 as they have readily available market prices in an active market. The following summarizes the financial instruments of the Company at fair value based on the valuation approach applied to each class of security as of December 31, 2013 and 2012 (in thousands):

	Fair Value Measurement at Reporting Date Using
	Balance at December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash equivalents:
Money market funds	$10,002	$10,002	$—	$—
Restricted cash equivalents:
Money market funds	14,214	14,214	—	—
Restricted cash equivalents, net of current portion:
Money market funds	14,214	14,214	—	—

Total assets	$38,430	$38,430	$—	$—

	Fair Value Measurement at Reporting Date Using
	Balance at December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Restricted cash equivalents, net of current portion:
Money market funds	$28,428	$28,428	$—	$—

Total assets	$28,428	$28,428	$—	$—

The carrying amounts of the Company’s accounts receivable, accounts payable and accrued and other liabilities approximate their fair values due to their short maturities.

The fair market value of the Company’s Senior Secured Notes was approximately $941,188,000 as of December 31, 2013 and $917,980,000 as of December 31, 2012. The carrying value of the Company’s Senior Secured Notes was $925,000,000 as of December 31, 2013 and December 31, 2012. The Company’s Senior Notes had a fair market value of approximately $844,525,000 as of December 31, 2013 and $374,478,000 as of December 31, 2012 and a carrying amount of $830,000,000 as of December 31, 2013 and $380,000,000 as of December 31, 2012. The fair value of the Senior Secured Notes and the Senior Notes was considered a Level 2 measurement as the value was determined using observable market inputs, such as current interest rates as well as prices observable from less active markets.

In connection with the Transactions, the fair value of intangible assets was considered a Level 3 measurement and was determined using the income and cost approach and input obtained from various sources, including the Company’s management and historical experience. Key assumptions used in the determination of fair value include projected cash flows, subscriber attrition rates and discount rates between 8% and 14%.

In connection with the Smartrove acquisition, the fair value of intangible assets was considered a Level 3 measurement and was determined using the cost and relief from royalty approach. Key assumptions used in the determination of the fair value include estimated replacement costs, hypothetical royalty rates and a discount rate of 25%.